Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Sales	$ 6,132.7	$ 6,380.0	$ 7,041.7
Other revenues	659.5	633.7	1,035.8
Total revenues	6,792.2	7,013.7	8,077.5
Costs and expenses
Operating costs and expenses (exclusive of items shown separately below)	5,716.9	5,729.1	5,932.7
Depreciation, depletion and amortization	655.7	740.3	663.4
Asset retirement obligation expenses	81.0	66.5	67.0
Selling and administrative expenses	227.1	244.2	268.8
Restructuring and pension settlement charges	26.0	11.9	0.0
Other operating (income) loss:
Net gain on disposal or exchange of assets	(41.4)	(52.6)	(17.1)
Asset impairment and mine closure costs	154.4	528.3	929.0
Settlement charges related to the Patriot bankruptcy reorganization	0.0	30.6	0.0
Loss from equity affiliates	107.6	40.2	61.2
Operating (loss) profit	(135.1)	(324.8)	172.5
Interest expense	428.2	425.2	405.6
Interest income	(15.4)	(15.7)	(24.5)
Loss from continuing operations before income taxes	(547.9)	(734.3)	(208.6)
Income tax provision (benefit)	201.2	(448.3)	262.3
Loss from continuing operations, net of income taxes	(749.1)	(286.0)	(470.9)
Loss from discontinued operations, net of income taxes	(28.2)	(226.6)	(104.2)
Net loss	(777.3)	(512.6)	(575.1)
Less: Net income attributable to noncontrolling interests	9.7	12.3	10.6
Net loss attributable to common stockholders	$ (787.0)	$ (524.9)	$ (585.7)
Loss From Continuing Operations
Basic loss per share	$ (42.52)	$ (16.80)	$ (26.95)
Diluted loss per share	(42.52)	(16.80)	(26.95)
Net Loss Attributable to Common Stockholders
Basic loss per share	(44.09)	(29.53)	(32.79)
Diluted loss per share	(44.09)	(29.53)	(32.79)
Dividends declared per share	$ 5.10	$ 5.10	$ 5.10